Exceptional items (Tables)	6 Months Ended
Dec. 31, 2023
Exceptional items
Schedule of exceptional items

	Three months ended		Six months ended
	31 December		31 December
	2023	2022	2023	2022
	£’000	£’000	£’000	£’000
Costs related to strategic review and share sale agreement with Sir Jim Ratcliffe	(4,066)	—	(4,066)	—
Compensation for loss of office	(5,529)	—	(5,529)	—
	(9,595)	—	(9,595)	—